Related Party Transactions	3 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Related Party Transactions

The Company incurred expenses of $36,800 for salaries to its officers. Restricted shares in the amount of 9,500,000 shares were issued in lieu of cash. 6,500,000 shares were issued to Hannah Grabowski at a par value of $.001 per share and 3,000,000 shares were issued to Wayne Berian at par value of $.10 per share.